As filed with the Securities and Exchange	Registration No. 333-49880
Commission on April 2, 2003

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X]
Pre-Effective Amendment No.__	[ ]
Post-Effective Amendment No. 4	[ X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X]

(Check appropriate box or boxes.)

Southland Separate Account L1
(Exact Name of Registrant)

Southland Life Insurance Company
(Name of Depositor)

1290 Broadway
Denver, Colorado 80203-5699
(Address of Depositor’s Principal Executive Offices)

(800) 525-9852
Depositor’s Telephone Number, including Area Code
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford Connecticut 06156
(Name and Address of Agent for Service)

Kimberly J. Smith, Chief Counsel
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The registrant hereby amends this registration statement to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to section 8(a), may determine.

Parts A, B and C of this registration statement are incorporated herein by reference to Parts A, B and C of Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-49880) of Southland Life Insurance Company and its Southland Separate Account L1, as filed electronically on February 7, 2003.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Southland Separate Account L1, has duly caused this Post-Effective Amendment No. 4 to this Registration Statement on Form N-6 (File No. 333-49880) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 2nd day of April, 2003.

SOUTHLAND SEPARATE ACCOUNT L1
(Registrant)

By: SOUTHLAND LIFE INSURANCE COMPANY
(Depositor)

By:	Keith Gubbay*
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title

Keith Gubbay*	Director and President
Keith Gubbay	(principal executive officer)

Thomas J. McInerney*	Director
Thomas J. McInerney

Randy Lowery*	Director
P. Randall Lowery

Mark A. Tullis*	Director
Mark A. Tullis

Cheryl Price*	Chief Financial Officer and Chief Accounting Officer
Cheryl Price	(principal financial and accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact
April 2, 2003